Fair Value Measurements - Valuation Inputs and Assumptions (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Aggregate amount committed	$ 53,189
Conditional prepayment rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Asset-backed bonds	0.195	0.188
Residual investments	0.195	0.188
Residual interests classified as debt	0.200	0.195
Purchase price earn-out	0.229
Conditional prepayment rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Asset-backed bonds	0.322	0.219
Residual investments	0.336	0.223
Residual interests classified as debt	0.418	0.248
Purchase price earn-out	0.229
Conditional prepayment rate | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Residual investments	0.230	0.202
Residual interests classified as debt	0.315	0.214
Purchase price earn-out	0.229
Annual default rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Residual investments	0.003	0.003
Residual interests classified as debt	0.005	0.004
Purchase price earn-out	0.300
Annual default rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Residual investments	0.057	0.062
Residual interests classified as debt	0.056	0.064
Purchase price earn-out	0.300
Annual default rate | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Residual investments	0.009	0.007
Residual interests classified as debt	0.032	0.031
Purchase price earn-out	0.300
Discount rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Asset-backed bonds	0.006	0.008
Residual investments	0.026	0.030
Residual interests classified as debt	0.050	0.085
Purchase price earn-out	0.250
Discount rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Asset-backed bonds	0.037	0.040
Residual investments	0.105	0.185
Residual interests classified as debt	0.095	0.180
Purchase price earn-out	0.250
Discount rate | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Residual investments	0.044	0.062
Residual interests classified as debt	0.057	0.108
Purchase price earn-out	0.250
Loan funding probability | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Interest rate lock commitments	0.750	0.545
Student loan commitments	0.950
Loan funding probability | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Interest rate lock commitments	0.750	0.545
Student loan commitments	0.950
Loan funding probability | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Interest rate lock commitments	0.750	0.545
Student loan commitments	0.950
Student loans | Market servicing costs | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing rights	0.001	0.001
Student loans | Market servicing costs | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing rights	0.002	0.002
Student loans | Market servicing costs | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing rights	0.001	0.001
Student loans | Conditional prepayment rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.165	0.158
Servicing rights	0.152	0.138
Student loans | Conditional prepayment rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.263	0.333
Servicing rights	0.256	0.247
Student loans | Conditional prepayment rate | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.192	0.184
Servicing rights	0.204	0.187
Student loans | Annual default rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.002	0.002
Servicing rights	0.002	0.002
Student loans | Annual default rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.042	0.049
Servicing rights	0.043	0.048
Student loans | Annual default rate | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.004	0.004
Servicing rights	0.004	0.004
Student loans | Discount rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.019	0.011
Servicing rights	0.073	0.073
Student loans | Discount rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.071	0.071
Servicing rights	0.073	0.073
Student loans | Discount rate | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.029	0.033
Servicing rights	0.073	0.073
Home loans | Market servicing costs | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing rights	0.001	0.001
Home loans | Market servicing costs | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing rights	0.001	0.001
Home loans | Market servicing costs | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing rights	0.001	0.001
Home loans | Conditional prepayment rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.048	0.044
Servicing rights	0.100	0.139
Home loans | Conditional prepayment rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.164	0.176
Servicing rights	0.164	0.203
Home loans | Conditional prepayment rate | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.124	0.149
Servicing rights	0.115	0.165
Home loans | Annual default rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.001	0.001
Servicing rights	0.001	0.001
Home loans | Annual default rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.002	0.049
Servicing rights	0.002	0.001
Home loans | Annual default rate | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.001	0.001
Servicing rights	0.001	0.001
Home loans | Discount rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.025	0.013
Servicing rights	0.075	0.100
Home loans | Discount rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.130	0.100
Servicing rights	0.075	0.100
Home loans | Discount rate | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.026	0.016
Servicing rights	0.075	0.100
Personal loans | Market servicing costs | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing rights	0.002	0.002
Personal loans | Market servicing costs | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing rights	0.011	0.007
Personal loans | Market servicing costs | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Servicing rights	0.002	0.003
Personal loans | Conditional prepayment rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.184	0.145
Servicing rights	0.225	0.162
Personal loans | Conditional prepayment rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.377	0.232
Servicing rights	0.414	0.261
Personal loans | Conditional prepayment rate | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.205	0.181
Servicing rights	0.260	0.191
Personal loans | Annual default rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.042	0.033
Servicing rights	0.032	0.031
Personal loans | Annual default rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.300	0.338
Servicing rights	0.070	0.075
Personal loans | Annual default rate | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.044	0.042
Servicing rights	0.044	0.055
Personal loans | Discount rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.039	0.050
Servicing rights	0.073	0.073
Personal loans | Discount rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.070	0.107
Servicing rights	0.073	0.073
Personal loans | Discount rate | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans	0.040	0.060
Servicing rights	0.073	0.073